Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.96%
Application Software–5.44%
Datadog, Inc., Class A(b)	369,355	$98,976,059
Manhattan Associates, Inc.(b)	58,012	11,101,176
Samsara, Inc., Class A(b)(c)	715,469	26,665,530
		136,742,765
Broadline Retail–2.44%
Amazon.com, Inc.(b)	225,561	61,257,856
Communications Equipment–3.11%
F5, Inc.(b)	98,750	39,753,788
Lumentum Holdings, Inc.(b)	53,778	38,394,265
		78,148,053
Construction & Engineering–1.96%
Comfort Systems USA, Inc.	20,458	35,385,998
Quanta Services, Inc.	20,890	13,941,151
		49,327,149
Electronic Components–1.78%
Coherent Corp.(b)	170,007	44,693,140
Electronic Equipment & Instruments–1.65%
Cognex Corp.	634,824	41,415,918
Electronic Manufacturing Services–3.98%
Flex Ltd.(b)	225,436	25,643,345
Sanmina Corp.(b)	191,005	35,442,888
TTM Technologies, Inc.(b)	338,387	39,063,395
		100,149,628
Interactive Media & Services–4.86%
Alphabet, Inc., Class A	342,990	122,149,029
Internet Services & Infrastructure–8.26%
Cloudflare, Inc., Class A(b)	126,967	35,421,254
MongoDB, Inc.(b)	152,551	51,482,911
Okta, Inc.(b)	203,821	28,928,315
Snowflake, Inc., Class A(b)	312,498	91,649,413
		207,481,893
Semiconductor Materials & Equipment–8.42%
ASML Holding N.V., New York Shares (Netherlands)	17,358	28,276,182
Lam Research Corp.	369,880	108,382,238
Onto Innovation, Inc.(b)	133,212	34,445,959
Teradyne, Inc.	109,983	40,439,649
		211,544,028
Semiconductors–40.08%
Advanced Micro Devices, Inc.(b)	279,667	133,163,442
Allegro MicroSystems, Inc.(b)(c)	583,503	24,215,375
ARM Holdings PLC, ADR(b)	159,846	38,313,488
Broadcom, Inc.	88,180	34,326,710
Credo Technology Group Holding Ltd.(b)	206,684	42,781,521
Shares		Value
Semiconductors–(continued)
GLOBALFOUNDRIES, Inc.	917,351	$45,858,377
Intel Corp.(b)	580,187	52,332,867
Lattice Semiconductor Corp.(b)	348,892	43,356,809
MACOM Technology Solutions Holdings, Inc.(b)	157,942	39,712,936
Marvell Technology, Inc.	135,385	25,392,811
Micron Technology, Inc.	114,408	94,161,216
Monolithic Power Systems, Inc.	29,993	42,770,918
NVIDIA Corp.	893,068	179,283,401
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	290,171	117,301,627
Texas Instruments, Inc.	202,015	55,703,616
Tower Semiconductor Ltd. (Israel)(b)	175,364	38,522,210
		1,007,197,324
Systems Software–8.67%
CrowdStrike Holdings, Inc., Class A(b)	491,656	93,837,464
Microsoft Corp.	55,012	25,565,177
Palo Alto Networks, Inc.(b)	297,232	98,630,494
		218,033,135
Technology Hardware, Storage & Peripherals–8.31%
Apple, Inc.	188,473	58,221,195
Dell Technologies, Inc., Class C	121,574	49,282,452
Sandisk Corp.(b)	30,176	36,658,710
Western Digital Corp.	118,679	64,661,066
		208,823,423
Total Common Stocks & Other Equity Interests (Cost $1,784,440,320)		2,486,963,341
Money Market Funds–1.89%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	16,603,191	16,603,191
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	30,835,120	30,835,120
Total Money Market Funds (Cost $47,438,311)		47,438,311
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.85% (Cost $1,831,878,631)		2,534,401,652
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.84%
Invesco Private Government Fund, 3.69%(d)(e)(f)	5,921,647	5,921,647
Invesco Private Prime Fund, 3.82%(d)(e)(f)	15,368,018	15,369,555
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,291,159)		21,291,202
TOTAL INVESTMENTS IN SECURITIES–101.69% (Cost $1,853,169,790)		2,555,692,854
OTHER ASSETS LESS LIABILITIES—(1.69)%		(42,558,144)
NET ASSETS–100.00%		$2,513,134,710
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,885,423	$59,756,860	$(45,039,092)	$-	$-	$16,603,191	$56,857
Invesco Treasury Portfolio, Institutional Class	3,506,570	110,977,027	(83,648,477)	-	-	30,835,120	105,881
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,768,069	89,734,657	(90,581,079)	-	-	5,921,647	59,148*
Invesco Private Prime Fund	17,539,471	168,946,211	(171,116,968)	876	(35)	15,369,555	155,678*
Total	$29,699,533	$429,414,755	$(390,385,616)	$876	$(35)	$68,729,513	$377,564

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,486,963,341	$—	$—	$2,486,963,341
Money Market Funds	47,438,311	21,291,202	—	68,729,513
Total Investments	$2,534,401,652	$21,291,202	$—	$2,555,692,854
Invesco Technology Fund